33. Financial instruments and risk management (Details 5) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Foreign Exchange Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative	R$ (20,350)	R$ (409,662)
Liquidity Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Derivative	R$ 20,350	R$ 409,662
Foreign Currency Risk Derivatives [Member] | Foreign Exchange Rate Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	4.0307
Effect on profit or loss	R$ 11,804,517
Derivative	R$ 21,500
Foreign Currency Risk Derivatives [Member] | Foreign Exchange Rate Risk [Member] | Dollar Depreciation (-25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	3.0230
Effect on profit or loss	R$ (2,951,129)
Derivative	R$ (5,375)
Foreign Currency Risk Derivatives [Member] | Foreign Exchange Rate Risk [Member] | Dollar Appreciation (+25%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	5.0384
Effect on profit or loss	R$ 2,951,129
Derivative	R$ 5,375
Foreign Currency Risk Derivatives [Member] | Foreign Exchange Rate Risk [Member] | Dollar Appreciation (+50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	6.0461
Effect on profit or loss	R$ 5,902,259
Derivative	R$ 10,750
Foreign Currency Risk Derivatives [Member] | Foreign Exchange Rate Risk [Member] | Dollar Depreciation (-50%) [Member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate	2.0154
Effect on profit or loss	R$ (5,902,259)
Derivative	R$ (10,750)